Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Contingencies
Summary of the various CRA audit and reassessment matters

	CRA Position	Taxation Years Reassessed	Potential Exposure for Tax, Interest and Penalties (in millions)
Canadian Domestic Tax Matters	Upfront payment made in connection with precious metal stream agreements should be deducted for income tax purposes in a similar manner to how such amount is expensed for financial statement purposes.	2014, 2015, 2016, 2017

For 2014-2017:

Tax: $15.5 (C$19.9)

Interest and other penalties: $4.4 (C$5.6)

If CRA were to reassess the 2018-2021 taxation years on the same basis:

Tax: $34.3 (C$44.2)

Interest and other penalties: $3.4 (C$4.3)

Transfer Pricing (Mexico)

Transfer pricing provisions in the Act (as defined below) apply such that a majority of the income earned by the Company’s Mexican subsidiary should be included in the income of the Company and subject to tax in Canada.

2013, 2014, 2015, 2016

For 2013-2016:

Tax: $23.3 (C$29.9)

Transfer pricing penalties: $8.0 (C$10.3) for 2013-2015; $1.3 (C$1.7) for 2016 under review

Interest and other penalties: $11.0 (C$14.2)

The amounts set forth above do not include any potential relief under the Canada-Mexico tax treaty.

The Company’s Mexican subsidiary ceased operations after 2016 and no reassessments for this issue are expected for subsequent years.

Transfer Pricing (Barbados)

Transfer pricing provisions in the Act (as defined below) apply such that a majority of the income relating to certain precious metal streams earned by the Company’s Barbadian subsidiary should be included in the income of the Company and subject to tax in Canada.

2014, 2015, 2016, 2017

For 2014-2017:

Tax: $36.1 (C$46.5)

Transfer pricing penalties: $1.9 (C$2.5) for 2014-2015; $11.7 (C$15.1) for 2016-2017 under review

Interest and other penalties: $11.7 (C$15.0)

If CRA were to reassess the 2018-2021 taxation years on the same basis:

Tax: $166.6 (C$214.7)

Transfer pricing penalties: $62.9 (C$81.0)

Interest and other penalties: $16.4 (C$21.1)

FAPI (Barbados)

The FAPI provisions in the Act (as defined below) apply such that a majority of the income relating to precious metal streams earned by the Company’s Barbadian subsidiary, in 2012 and 2013, should be included in the income of the Company and subject to tax in Canada.

		2012, 2013	For 2012-2013: Tax: $5.9 (C$7.7) Interest and other penalties: $3.1 (C$4.0) Based on CRA’s proposal letter, no reassessments for this issue for years after 2013 are expected.